NATIONWIDE

VARIABLE

ACCOUNT-10

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-10:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
6,780 shares (cost $225,088)	$276,905
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
1,956 shares (cost $55,607)	86,207
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,080 shares (cost $100,555)	161,388
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
5,568 shares (cost $23,771)	46,436
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,015 shares (cost $101,072)	82,433
Emerging Markets Debt Portfolio - Class I (MSEM)
1,362 shares (cost $11,882)	11,198
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
608 shares (cost $7,416)	8,765
U.S. Real Estate Portfolio - Class I (MSVRE)
3,177 shares (cost $42,975)	50,011
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
3,563 shares (cost $54,704)	69,080
Federated NVIT High Income Bond Fund - Class I (HIBF)
2,416 shares (cost $17,286)	16,695
NVIT Emerging Markets Fund - Class I (GEM)
3,551 shares (cost $36,562)	41,903
NVIT International Equity Fund - Class I (GIG)
2,949 shares (cost $26,611)	31,701
NVIT Nationwide Fund - Class I (TRF)
7,463 shares (cost $89,192)	98,433
NVIT Government Bond Fund - Class I (GBF)
6,286 shares (cost $74,378)	67,885
American Century NVIT Growth Fund - Class I (CAF)
4,281 shares (cost $59,558)	86,099
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,082 shares (cost $37,436)	52,738
NVIT Mid Cap Index Fund - Class I (MCIF)
4,644 shares (cost $85,947)	113,404
NVIT Money Market Fund - Class I (SAM)
46,857 shares (cost $46,857)	46,857
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
347 shares (cost $3,110)	4,142
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
697 shares (cost $5,233)	9,590
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
979 shares (cost $16,358)	23,308
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
10,583 shares (cost $126,877)	173,984
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,315 shares (cost $68,426)	91,291
NVIT Multi-Sector Bond Fund - Class I (MSBF)
14,445 shares (cost $125,469)	130,869
NVIT Large Cap Growth Fund - Class I (NVOLG1)
12,013 shares (cost $185,867)	282,189
Invesco NVIT Comstock Value Fund - Class I (EIF)
1,603 shares (cost $19,139)	24,828
VP Income & Growth Fund - Class I (ACVIG)
5,689 shares (cost $43,789)	52,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VP International Fund - Class I (ACVI)
6,676 shares (cost $65,818)	71,696
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
3,098 shares (cost $38,681)	57,627
Appreciation Portfolio - Initial Shares (DCAP)
178 shares (cost $6,657)	8,557
Quality Bond Fund II - Primary Shares (FQB)
4,290 shares (cost $48,451)	49,034
VIP Equity-Income Portfolio - Service Class (FEIS)
4,676 shares (cost $107,038)	108,490
VIP Growth Portfolio - Service Class (FGS)
3,221 shares (cost $114,298)	183,571
VIP High Income Portfolio - Service Class (FHIS)
3,845 shares (cost $22,232)	22,187
VIP Overseas Portfolio - Service Class (FOS)
1,400 shares (cost $17,952)	28,785
VIP Value Strategies Portfolio - Service Class (FVSS)
909 shares (cost $11,230)	13,032
Guardian Portfolio - I Class Shares (AMGP)
1,125 shares (cost $22,047)	30,029
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
1,272 shares (cost $31,748)	52,254
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
1,163 shares (cost $16,300)	17,487
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,211 shares (cost $66,582)	90,324
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,419 shares (cost $128,505)	169,301
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
797 shares (cost $41,067)	59,368
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
476 shares (cost $6,632)	7,099
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,377 shares (cost $41,245)	43,239
Advantage VT Opportunity Fund - Class 2 (SVOF)
3,725 shares (cost $64,923)	97,414

Total Investments	$3,250,004

Accounts Receivable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	6
Accounts Receivable-Appreciation Portfolio - Initial Shares (DCAP)	8
Accounts Receivable-VIP Trust Emerging Markets Fund - Initial Class (VWEM)	5

Other Accounts Payable	(18)
Accounts Payable-Emerging Markets Debt Portfolio - Class I (MSEM)	(7)
Accounts Payable-NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(12)
Accounts Payable-Guardian Portfolio - I Class Shares (AMGP)	(8)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(7)

$3,249,971

Contract Owners’ Equity:
Accumulation units	3,249,971

Total Contract Owners’ Equity (note 5)	$3,249,971

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	DSIF	DSRG	JACAS	JAGTS	JAIGS	MSEM	MSVMG
Reinvested dividends	$38,947	4,517	981	817	-	2,608	466	28
Mortality and expense risk charges (note 2)	(41,577)	(3,423)	(1,110)	(1,965)	(556)	(1,171)	(148)	(107)

Net investment income (loss)	(2,630)	1,094	(129)	(1,148)	(556)	1,437	318	(79)

Realized gain (loss) on investments	15,008	(34)	1,574	676	489	(3,811)	2	(2)
Change in unrealized gain (loss) on investments	610,395	60,025	20,438	36,813	11,768	11,982	(1,701)	2,240

Net gain (loss) on investments	625,403	59,991	22,012	37,489	12,257	8,171	(1,699)	2,238

Reinvested capital gains	19,322	2,599	-	-	-	-	143	173

Net increase (decrease) in contract owners’ equity resulting from operations	$642,095	63,684	21,883	36,341	11,701	9,608	(1,238)	2,332

Investment Activity:	MSVRE	NVAMV1	HIBF	GEM	GIG	TRF	GBF	CAF
Reinvested dividends	$554	1,288	1,083	483	155	1,200	1,401	526
Mortality and expense risk charges (note 2)	(724)	(875)	(228)	(683)	(378)	(1,250)	(989)	(1,068)

Net investment income (loss)	(170)	413	855	(200)	(223)	(50)	412	(542)

Realized gain (loss) on investments	(603)	1,943	(28)	2,482	36	(594)	319	336
Change in unrealized gain (loss) on investments	1,096	11,147	56	(3,746)	4,419	23,172	(5,510)	19,004

Net gain (loss) on investments	493	13,090	28	(1,264)	4,455	22,578	(5,191)	19,340

Reinvested capital gains	-	1,333	-	-	-	-	810	-

Net increase (decrease) in contract owners’ equity resulting from operations	$323	14,836	883	(1,464)	4,232	22,528	(3,969)	18,798

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVIDM	MCIF	SAM	NVMLV1	NVMMG1	SCGF	SCVF	SCF
Reinvested dividends	$846	1,158	-	52	-	-	1,244	115
Mortality and expense risk charges (note 2)	(695)	(1,421)	(815)	(50)	(114)	(275)	(2,070)	(1,173)

Net investment income (loss)	151	(263)	(815)	2	(114)	(275)	(826)	(1,058)

Realized gain (loss) on investments	219	230	-	9	54	60	262	355
Change in unrealized gain (loss) on investments	6,507	24,364	-	847	2,039	6,055	47,811	27,945

Net gain (loss) on investments	6,726	24,594	-	856	2,093	6,115	48,073	28,300

Reinvested capital gains	-	2,632	-	184	614	1,089	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,877	26,963	(815)	1,042	2,593	6,929	47,247	27,242

Investment Activity:	MSBF	NVOLG1	EIF	ACVIG	ACVI	DVSCS	DCAP	FQB
Reinvested dividends	$4,821	2,005	-	946	1,080	507	153	1,545
Mortality and expense risk charges (note 2)	(1,975)	(3,626)	(306)	(583)	(906)	(682)	(109)	(581)

Net investment income (loss)	2,846	(1,621)	(306)	363	174	(175)	44	964

Realized gain (loss) on investments	(786)	9,961	23	(35)	(51)	(118)	2	9
Change in unrealized gain (loss) on investments	(5,620)	68,537	6,550	11,707	12,177	15,486	1,326	(862)

Net gain (loss) on investments	(6,406)	78,498	6,573	11,672	12,126	15,368	1,328	(853)

Reinvested capital gains	-	-	-	-	-	624	18	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,560)	76,877	6,267	12,035	12,300	15,817	1,390	111

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FEIS	FGS	FHIS	FOS	FVSS	AMGP	AMCG	AMTP
Reinvested dividends	$2,440	300	1,482	361	98	218	-	184
Mortality and expense risk charges (note 2)	(1,389)	(2,142)	(355)	(384)	(162)	(371)	(670)	(218)

Net investment income (loss)	1,051	(1,842)	1,127	(23)	(64)	(153)	(670)	(34)

Realized gain (loss) on investments	(196)	710	(452)	(81)	(8)	162	1,253	(120)
Change in unrealized gain (loss) on investments	14,957	46,281	409	6,916	2,973	6,776	12,123	4,118

Net gain (loss) on investments	14,761	46,991	(43)	6,835	2,965	6,938	13,376	3,998

Reinvested capital gains	6,731	108	-	107	-	1,384	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,543	45,257	1,084	6,919	2,901	8,169	12,706	3,964

Investment Activity:	OVGS	OVGI	OVAG	VWEM	VWHA	SVOF
Reinvested dividends	$1,108	1,625	6	103	271	172
Mortality and expense risk charges (note 2)	(1,134)	(2,084)	(722)	(95)	(573)	(1,222)

Net investment income (loss)	(26)	(459)	(716)	8	(302)	(1,050)

Realized gain (loss) on investments	(14)	197	624	3	6	(55)
Change in unrealized gain (loss) on investments	18,413	39,266	15,375	672	3,097	22,947

Net gain (loss) on investments	18,399	39,463	15,999	675	3,103	22,892

Reinvested capital gains	-	-	-	-	773	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,373	39,004	15,283	683	3,574	21,842

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		DSIF		DSRG		JACAS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(2,630)	(5,285)	1,094	1,303	(129)	(420)	(1,148)	(1,028)
Realized gain (loss) on investments	15,008	(37,510)	(34)	(1,947)	1,574	126	676	1,998
Change in unrealized gain (loss) on investments	610,395	333,633	60,025	16,647	20,438	6,785	36,813	22,785
Reinvested capital gains	19,322	40,785	2,599	9,453	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	642,095	331,623	63,684	25,456	21,883	6,491	36,341	23,755

Equity transactions:
Purchase payments received from contract owners (note 3)	8,097	-	-	-	-	-	-	-
Transfers between funds	-	-	3,093	15,834	(4,493)	-	-	-
Redemptions (note 3)	(61,656)	(210,126)	(276)	(10,328)	-	-	-	(6,364)
Adjustments to maintain reserves	(152)	(120)	(5)	(2)	(16)	(5)	(8)	(11)

Net equity transactions	(53,711)	(210,246)	2,812	5,504	(4,509)	(5)	(8)	(6,375)

Net change in contract owners’ equity	588,384	121,377	66,496	30,960	17,374	6,486	36,333	17,380
Contract owners’ equity beginning of period	2,661,587	2,540,210	210,405	179,445	68,826	62,340	125,053	107,673

Contract owners’ equity end of period	$3,249,971	2,661,587	276,901	210,405	86,200	68,826	161,386	125,053

CHANGES IN UNITS:
Beginning units	235,372	255,601	20,207	19,666	6,109	6,109	9,926	10,437
Units purchased	7,204	11,731	436	1,551	-	-	-	-
Units redeemed	(12,184)	(31,960)	(215)	(1,010)	(333)	-	-	(511)

Ending units	230,392	235,372	20,428	20,207	5,776	6,109	9,926	9,926

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAGTS		JAIGS		MSEM		MSVMG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(556)	(481)	1,437	(644)	318	163	(79)	(94)
Realized gain (loss) on investments	489	297	(3,811)	(2,479)	2	4	(2)	(34)
Change in unrealized gain (loss) on investments	11,768	5,541	11,982	2,765	(1,701)	932	2,240	(198)
Reinvested capital gains	-	-	-	8,910	143	-	173	787

Net increase (decrease) in contract owners’ equity resulting from operations	11,701	5,357	9,608	8,552	(1,238)	1,099	2,332	461

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(758)	-	(9,451)	(1,274)	2,974	6,148	-	-
Redemptions (note 3)	-	(581)	(487)	(2,957)	-	-	(241)	(235)
Adjustments to maintain reserves	(13)	(6)	(1)	(2)	(5)	(1)	7	(3)

Net equity transactions	(771)	(587)	(9,939)	(4,233)	2,969	6,147	(234)	(238)

Net change in contract owners’ equity	10,930	4,770	(331)	4,319	1,731	7,246	2,098	223
Contract owners’ equity beginning of period	35,501	30,731	82,767	78,448	9,460	2,214	6,673	6,450

Contract owners’ equity end of period	$46,431	35,501	82,436	82,767	11,191	9,460	8,771	6,673

CHANGES IN UNITS:
Beginning units	2,661	2,706	8,597	9,093	632	172	528	547
Units purchased	-	-	-	-	199	460	-	-
Units redeemed	(54)	(45)	(998)	(496)	-	-	(16)	(19)

Ending units	2,607	2,661	7,599	8,597	831	632	512	528

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSVRE		NVAMV1		HIBF		GEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(170)	(264)	413	(227)	855	1,007	(200)	(420)
Realized gain (loss) on investments	(603)	(993)	1,943	961	(28)	(649)	2,482	(6,777)
Change in unrealized gain (loss) on investments	1,096	7,408	11,147	3,109	56	2,186	(3,746)	15,141
Reinvested capital gains	-	-	1,333	1,568	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	323	6,151	14,836	5,411	883	2,544	(1,464)	7,944

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	748	(16)	21,174	-	-	(6,942)	725	(7,620)
Redemptions (note 3)	(261)	(276)	(6,647)	(9,668)	-	-	(15,649)	-
Adjustments to maintain reserves	4	-	6	(2)	(1)	(2)	(6)	(1)

Net equity transactions	491	(292)	14,533	(9,670)	(1)	(6,944)	(14,930)	(7,621)

Net change in contract owners’ equity	814	5,859	29,369	(4,259)	882	(4,400)	(16,394)	323
Contract owners’ equity beginning of period	49,201	43,342	39,714	43,973	15,817	20,217	58,295	57,972

Contract owners’ equity end of period	$50,015	49,201	69,083	39,714	16,699	15,817	41,901	58,295

CHANGES IN UNITS:
Beginning units	5,081	5,112	2,542	3,182	1,181	1,705	6,027	6,927
Units purchased	77	-	1,193	-	-	-	82	1,439
Units redeemed	(25)	(31)	(335)	(640)	-	(524)	(1,748)	(2,339)

Ending units	5,133	5,081	3,400	2,542	1,181	1,181	4,361	6,027

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GIG		TRF		GBF		CAF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(223)	(152)	(50)	31	412	697	(542)	(555)
Realized gain (loss) on investments	36	(665)	(594)	(1,292)	319	439	336	194
Change in unrealized gain (loss) on investments	4,419	3,819	23,172	10,082	(5,510)	(2,807)	19,004	7,803
Reinvested capital gains	-	-	-	-	810	3,304	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,232	3,002	22,528	8,821	(3,969)	1,633	18,798	7,442

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	3,384	(6,394)	(2,449)	4	(20,178)	9,665	-	-
Redemptions (note 3)	-	-	-	(2,074)	-	-	-	-
Adjustments to maintain reserves	(7)	-	-	(3)	(4)	2	(5)	(5)

Net equity transactions	3,377	(6,394)	(2,449)	(2,073)	(20,182)	9,667	(5)	(5)

Net change in contract owners’ equity	7,609	(3,392)	20,079	6,748	(24,151)	11,300	18,793	7,437
Contract owners’ equity beginning of period	24,089	27,481	78,358	71,610	92,039	80,739	67,302	59,865

Contract owners’ equity end of period	$31,698	24,089	98,437	78,358	67,888	92,039	86,095	67,302

CHANGES IN UNITS:
Beginning units	2,497	3,247	8,235	8,475	7,308	6,514	5,564	5,564
Units purchased	331	-	-	-	-	1,610	-	-
Units redeemed	-	(750)	(232)	(240)	(1,610)	(816)	-	-

Ending units	2,828	2,497	8,003	8,235	5,698	7,308	5,564	5,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIDM		MCIF		SAM		NVMLV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$151	154	(263)	(313)	(815)	(1,021)	2	(5)
Realized gain (loss) on investments	219	144	230	327	-	-	9	(198)
Change in unrealized gain (loss) on investments	6,507	3,370	24,364	6,876	-	-	847	932
Reinvested capital gains	-	-	2,632	5,666	-	-	184	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,877	3,668	26,963	12,556	(815)	(1,021)	1,042	729

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	8,097	-	-	-
Transfers between funds	11	2,581	-	(3,428)	(11,000)	3,669	-	-
Redemptions (note 3)	-	-	-	(5,433)	(8,097)	(25,579)	-	(5,158)
Adjustments to maintain reserves	3	1	(4)	-	2	(8)	(2)	(5)

Net equity transactions	14	2,582	(4)	(8,861)	(10,998)	(21,918)	(2)	(5,163)

Net change in contract owners’ equity	6,891	6,250	26,959	3,695	(11,813)	(22,939)	1,040	(4,434)
Contract owners’ equity beginning of period	45,852	39,602	86,447	82,752	58,668	81,607	3,101	7,535

Contract owners’ equity end of period	$52,743	45,852	113,406	86,447	46,855	58,668	4,141	3,101

CHANGES IN UNITS:
Beginning units	3,266	3,082	6,989	7,749	5,968	8,185	276	779
Units purchased	1	184	-	-	829	370	-	-
Units redeemed	-	-	-	(760)	(1,963)	(2,587)	-	(503)

Ending units	3,267	3,266	6,989	6,989	4,834	5,968	276	276

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMG1		SCGF		SCVF		SCF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(114)	(109)	(275)	(224)	(826)	(624)	(1,058)	(852)
Realized gain (loss) on investments	54	2,968	60	8	262	(406)	355	(2,850)
Change in unrealized gain (loss) on investments	2,039	(1,825)	6,055	1,954	47,811	20,512	27,945	12,701
Reinvested capital gains	614	645	1,089	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,593	1,679	6,929	1,738	47,247	19,482	27,242	8,999

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	4,057	(1,295)	(6,339)	(1,097)
Redemptions (note 3)	-	(6,976)	-	-	-	-	-	(5,567)
Adjustments to maintain reserves	(6)	(10)	(4)	(3)	(8)	1	(13)	(4)

Net equity transactions	(6)	(6,986)	(4)	(3)	4,049	(1,294)	(6,352)	(6,668)

Net change in contract owners’ equity	2,587	(5,307)	6,925	1,735	51,296	18,188	20,890	2,331
Contract owners’ equity beginning of period	6,991	12,298	16,383	14,648	122,684	104,496	70,394	68,063

Contract owners’ equity end of period	$9,578	6,991	23,308	16,383	173,980	122,684	91,284	70,394

CHANGES IN UNITS:
Beginning units	425	847	1,671	1,671	11,567	11,700	6,587	7,253
Units purchased	-	-	-	-	284	-	-	-
Units redeemed	-	(422)	-	-	(2)	(133)	(439)	(666)

Ending units	425	425	1,671	1,671	11,849	11,567	6,148	6,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSBF		NVOLG1		EIF		ACVIG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,846	1,599	(1,621)	(1,529)	(306)	(70)	363	249
Realized gain (loss) on investments	(786)	(2,454)	9,961	1,392	23	(3,577)	(35)	(1,638)
Change in unrealized gain (loss) on investments	(5,620)	14,404	68,537	33,981	6,550	7,910	11,707	5,711
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,560)	13,549	76,877	33,844	6,267	4,263	12,035	4,322

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	25	51,460	(10,091)	-	-	-	4,992	(5)
Redemptions (note 3)	(8,413)	(27,036)	(7,328)	(14,698)	-	(19,444)	-	(4,558)
Adjustments to maintain reserves	(3)	5	(12)	(9)	(1)	1	(1)	(1)

Net equity transactions	(8,391)	24,429	(17,431)	(14,707)	(1)	(19,443)	4,991	(4,564)

Net change in contract owners’ equity	(11,951)	37,978	59,446	19,137	6,266	(15,180)	17,026	(242)
Contract owners’ equity beginning of period	142,825	104,847	222,735	203,598	18,568	33,748	35,144	35,386

Contract owners’ equity end of period	$130,874	142,825	282,181	222,735	24,834	18,568	52,170	35,144

CHANGES IN UNITS:
Beginning units	11,032	8,963	14,226	15,217	1,912	4,059	3,651	4,159
Units purchased	2	4,294	1,239	-	-	-	396	-
Units redeemed	(665)	(2,225)	(2,094)	(991)	-	(2,147)	-	(508)

Ending units	10,369	11,032	13,371	14,226	1,912	1,912	4,047	3,651

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVI		DVSCS		DCAP		FQB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$174	(311)	(175)	(373)	44	159	964	880
Realized gain (loss) on investments	(51)	(1,173)	(118)	(468)	2	(7)	9	1,582
Change in unrealized gain (loss) on investments	12,177	11,411	15,486	4,560	1,326	432	(862)	1,389
Reinvested capital gains	-	-	624	1,326	18	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,300	9,927	15,817	5,045	1,390	584	111	3,851

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	1,934	-	-	-	12,085	(41,962)
Redemptions (note 3)	-	(3,485)	(568)	(521)	-	-	(471)	(21,018)
Adjustments to maintain reserves	(5)	(5)	(1)	4	2	1	(2)	(5)

Net equity transactions	(5)	(3,490)	1,365	(517)	2	1	11,612	(62,985)

Net change in contract owners’ equity	12,295	6,437	17,182	4,528	1,392	585	11,723	(59,134)
Contract owners’ equity beginning of period	59,403	52,966	40,451	35,923	7,173	6,588	37,308	96,442

Contract owners’ equity end of period	$71,698	59,403	57,633	40,451	8,565	7,173	49,031	37,308

CHANGES IN UNITS:
Beginning units	6,199	6,603	3,495	3,542	606	606	2,841	7,945
Units purchased	-	-	136	-	-	-	943	-
Units redeemed	-	(404)	(42)	(47)	-	-	(36)	(5,104)

Ending units	6,199	6,199	3,589	3,495	606	606	3,748	2,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FEIS		FGS		FHIS		FOS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,051	1,287	(1,842)	(1,178)	1,127	1,052	(23)	14
Realized gain (loss) on investments	(196)	(3,746)	710	317	(452)	(35)	(81)	(11,397)
Change in unrealized gain (loss) on investments	14,957	9,840	46,281	16,024	409	1,772	6,916	15,780
Reinvested capital gains	6,731	5,513	108	-	-	-	107	80

Net increase (decrease) in contract owners’ equity resulting from operations	22,543	12,894	45,257	15,163	1,084	2,789	6,919	4,477

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	(12,415)	7,003	-	5,000	-	-	(12,617)
Redemptions (note 3)	-	-	(535)	(523)	(8,816)	-	(2,674)	(4,087)
Adjustments to maintain reserves	(5)	3	(7)	(1)	6	(2)	(3)	(1)

Net equity transactions	(5)	(12,412)	6,461	(524)	(3,810)	(2)	(2,677)	(16,705)

Net change in contract owners’ equity	22,538	482	51,718	14,639	(2,726)	2,787	4,242	(12,228)
Contract owners’ equity beginning of period	85,955	85,473	131,852	117,213	24,915	22,128	24,539	36,767

Contract owners’ equity end of period	$108,493	85,955	183,570	131,852	22,189	24,915	28,781	24,539

CHANGES IN UNITS:
Beginning units	9,090	10,444	11,776	11,823	1,818	1,818	2,864	5,100
Units purchased	-	-	474	-	351	-	-	-
Units redeemed	-	(1,354)	(42)	(47)	(618)	-	(251)	(2,236)

Ending units	9,090	9,090	12,208	11,776	1,551	1,818	2,613	2,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FVSS		AMGP		AMCG		AMTP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(64)	(82)	(153)	(246)	(670)	(661)	(34)	(127)
Realized gain (loss) on investments	(8)	(43)	162	-	1,253	4,149	(120)	(4,709)
Change in unrealized gain (loss) on investments	2,973	2,173	6,776	2,349	12,123	1,946	4,118	6,801
Reinvested capital gains	-	-	1,384	176	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,901	2,048	8,169	2,279	12,706	5,434	3,964	1,965

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	(2,803)	(11,729)	-	-
Redemptions (note 3)	-	-	(532)	(494)	-	(6,859)	-	(4,624)
Adjustments to maintain reserves	(1)	-	(11)	(1)	(2)	4	(3)	(3)

Net equity transactions	(1)	-	(543)	(495)	(2,805)	(18,584)	(3)	(4,627)

Net change in contract owners’ equity	2,900	2,048	7,626	1,784	9,901	(13,150)	3,961	(2,662)
Contract owners’ equity beginning of period	10,135	8,087	22,395	20,611	42,355	55,505	13,519	16,181

Contract owners’ equity end of period	$13,035	10,135	30,021	22,395	52,256	42,355	17,480	13,519

CHANGES IN UNITS:
Beginning units	929	929	2,137	2,186	3,472	5,043	1,484	2,042
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	(44)	(49)	(196)	(1,571)	-	(558)

Ending units	929	929	2,093	2,137	3,276	3,472	1,484	1,484

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGS		OVGI		OVAG		VWEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(26)	591	(459)	(564)	(716)	(601)	8	(84)
Realized gain (loss) on investments	(14)	(3,822)	197	(718)	624	29	3	(48)
Change in unrealized gain (loss) on investments	18,413	16,349	39,266	18,773	15,375	6,219	672	1,610
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,373	13,118	39,004	17,491	15,283	5,647	683	1,478

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(18)	12,326	-	-	375	-	-	-
Redemptions (note 3)	-	(16,395)	-	(4,529)	-	-	(217)	(210)
Adjustments to maintain reserves	2	(8)	(6)	(9)	(5)	(8)	9	(9)

Net equity transactions	(16)	(4,077)	(6)	(4,538)	370	(8)	(208)	(219)

Net change in contract owners’ equity	18,357	9,041	38,998	12,953	15,653	5,639	475	1,259
Contract owners’ equity beginning of period	71,969	62,928	130,299	117,346	43,712	38,073	6,629	5,370

Contract owners’ equity end of period	$90,326	71,969	169,297	130,299	59,365	43,712	7,104	6,629

CHANGES IN UNITS:
Beginning units	6,845	7,156	12,658	13,136	4,426	4,426	571	592
Units purchased	-	1,379	-	-	231	-	-	-
Units redeemed	(1)	(1,690)	-	(478)	(174)	-	(17)	(21)

Ending units	6,844	6,845	12,658	12,658	4,483	4,426	554	571

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWHA		SVOF
	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(302)	(312)	(1,050)	(900)
Realized gain (loss) on investments	6	(1)	(55)	(319)
Change in unrealized gain (loss) on investments	3,097	(2,259)	22,947	9,940
Reinvested capital gains	773	3,334	-	23

Net increase (decrease) in contract owners’ equity resulting from operations	3,574	762	21,842	8,744

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-
Transfers between funds	-	-	-	5,107
Redemptions (note 3)	(190)	(208)	(254)	(241)
Adjustments to maintain reserves	(16)	(3)	(1)	(4)

Net equity transactions	(206)	(211)	(255)	4,862

Net change in contract owners’ equity	3,368	551	21,587	13,606
Contract owners’ equity beginning of period	39,864	39,313	75,822	62,216

Contract owners’ equity end of period	$43,232	39,864	97,409	75,822

CHANGES IN UNITS:
Beginning units	3,042	3,058	6,454	6,032
Units purchased	-	-	-	444
Units redeemed	(15)	(16)	(19)	(22)

Ending units	3,027	3,042	6,435	6,454

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

JANUS FUNDS

  Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

  Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

  Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MORGAN STANLEY

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class  I (MSVMG)

  U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT International Equity Fund - Class I (GIG)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)*

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  Invesco NVIT Comstock Value Fund - Class I (EIF)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class I (ACVIG)

  VP International Fund - Class I (ACVI)

  VP Ultra(R) Fund - Class I (ACVU1)*

  American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)*

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Growth Portfolio - Service Class (FGS)

  Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)*

  VIP High Income Portfolio - Service Class (FHIS)

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Guardian Portfolio - I Class Shares (AMGP)

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

    Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares (OVGR)*

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

  VIP Trust Emerging Markets Fund - Initial Class (VWEM)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

  Advantage VT Opportunity Fund - Class 2 (SVOF)

* At December 31, 2013, contract owners were not invested in this fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of purchase payments redeemed. After 5 years, such charge will decline 1% per year. After the purchase payment has been held in the contract for 13 years, the charge is 0%. This charge, if any, is assessed against each contract by redeeming units. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.40%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in redemptions, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. For the periods ended December 31, 2013 and 2012, total transfers into the Account from the fixed account were $0 and $0 respectively, and total transfers from the Account to the fixed account were $0 and $100,413, respectively.

For guaranteed minimum death benefits, the Company contributed $8,097 and $0 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$3,250,004	$0	$0	$3,250,004

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2013 are as follows:

		Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)		$12,423	$5,917
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)		981	5,609
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)		817	1,972
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)		-	1,319
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)		2,608	11,113
Emerging Markets Debt Portfolio - Class I (MSEM)		3,583	150
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)		201	349
U.S. Real Estate Portfolio - Class I (MSVRE)		1,293	978
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)		23,793	7,524
Federated NVIT High Income Bond Fund - Class I (HIBF)		1,083	230
NVIT Emerging Markets Fund - Class I (GEM)		1,207	16,332
NVIT International Equity Fund - Class I (GIG)		3,538	378
NVIT Nationwide Fund - Class I (TRF)		1,200	3,704
NVIT Government Bond Fund - Class I (GBF)		2,211	21,173
American Century NVIT Growth Fund - Class I (CAF)		526	1,073
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		851	690
NVIT Mid Cap Index Fund - Class I (MCIF)		3,790	1,425
NVIT Money Market Fund - Class I (SAM)		-	11,815
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)		236	52
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		614	118
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)		1,089	279
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		5,314	2,088
NVIT Multi-Manager Small Company Fund - Class I (SCF)		115	7,518
NVIT Multi-Sector Bond Fund - Class I (MSBF)		4,830	10,376
NVIT Large Cap Growth Fund - Class I (NVOLG1)		22,174	41,221
Invesco NVIT Comstock Value Fund - Class I (EIF)		-	310
VP Income & Growth Fund - Class I (ACVIG)		5,944	592
VP International Fund - Class I (ACVI)		1,080	912
Small Cap Stock Index Portfolio - Service Shares (DVSCS)		3,063	1,251
Appreciation Portfolio - Initial Shares (DCAP)		172	109
Quality Bond Fund II - Primary Shares (FQB)		13,629	1,052
VIP Equity-Income Portfolio - Service Class (FEIS)		9,170	1,394
VIP Growth Portfolio - Service Class (FGS)		7,401	2,673
VIP High Income Portfolio - Service Class (FHIS)		1,482	4,172
VIP Overseas Portfolio - Service Class (FOS)		469	3,059
VIP Value Strategies Portfolio - Service Class (FVSS)		98	163
Guardian Portfolio - I Class Shares (AMGP)		1,602	903
Mid-Cap Growth Portfolio - I Class Shares (AMCG)		-	3,475
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)		184	220
Global Securities Fund/VA - Non-Service Shares (OVGS)		1,108	1,157
Main Street Fund(R)/VA - Non-Service Shares (OVGI)		1,625	2,090
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)		2,444	2,793
VIP Trust Emerging Markets Fund - Initial Class (VWEM)		103	314
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)		1,044	767
Advantage VT Opportunity Fund - Class 2 (SVOF)		172	1,477

	Total	$145,267	$182,290

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	1.40%	20,428	$ 13.554984	$276,901	1.86%	30.18%
2012	1.40%	20,207	10.412482	210,405	2.06%	14.11%
2011	1.40%	19,666	9.124648	179,445	1.84%	0.45%
2010	1.40%	18,898	9.083386	171,658	1.84%	13.23%
2009	1.40%	19,435	8.021954	155,907	2.06%	24.57%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	1.40%	5,776	14.923857	86,200	1.25%	32.46%
2012	1.40%	6,109	11.266345	68,826	0.79%	10.40%
2011	1.40%	6,109	10.204694	62,340	0.87%	-0.51%
2010	1.40%	6,109	10.256851	62,659	0.85%	13.21%
2009	1.40%	6,109	9.060068	55,348	0.95%	31.88%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	1.40%	9,926	16.258955	161,386	0.59%	29.05%
2012	1.40%	9,926	12.598541	125,053	0.58%	22.12%
2011	1.40%	10,437	10.316464	107,673	0.24%	-8.24%
2010	1.40%	13,164	11.243116	148,004	0.20%	4.99%
2009	1.40%	18,853	10.708807	201,893	0.01%	43.97%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	1.40%	2,607	17.810176	46,431	0.00%	33.50%
2012	1.40%	2,661	13.341337	35,501	0.00%	17.48%
2011	1.40%	2,706	11.356514	30,731	0.00%	-9.93%
2010	1.40%	2,724	12.609119	34,347	0.00%	22.66%
2009	1.40%	3,530	10.280014	36,288	0.00%	54.70%
Janus Aspen Series - Overseas Portfolio - Service Shares(JAIGS)
2013	1.40%	7,599	10.848291	82,436	3.16%	12.68%
2012	1.40%	8,597	9.627372	82,767	0.62%	11.59%
2011	1.40%	9,093	8.627257	78,448	0.37%	-33.28%
2010	1.40%	8,810	12.931401	113,926	0.54%	23.27%
2009	1.40%	10,028	10.490406	105,198	0.42%	76.57%
Emerging Markets Debt Portfolio - Class I (MSEM)
2013	1.40%	831	13.467048	11,191	4.42%	-10.03%
2012	1.40%	632	14.967953	9,460	3.90%	16.31%
2011	1.40%	172	12.869445	2,214	3.58%	5.54%
2010	1.40%	172	12.194078	2,097	4.10%	8.21%
2009	1.40%	172	11.269002	1,938	8.01%	28.39%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio-Class I (MSVMG)
2013	1.40%	512	17.131533	8,771	0.37%	35.56%
2012	1.40%	528	12.637320	6,673	0.00%	7.17%
2011	1.40%	547	11.792360	6,450	0.32%	-8.42%
U.S. Real Estate Portfolio - Class I (MSVRE)
2013	1.40%	5,133	9.743798	50,015	1.09%	0.62%
2012	1.40%	5,081	9.683282	49,201	0.86%	14.21%
2011	1.40%	5,112	8.478448	43,342	0.84%	4.44%
2010	1.40%	4,253	8.118006	34,526	2.16%	28.14%
2009	1.40%	4,437	6.335044	28,109	3.16%	26.56%
American Century NVIT Multia Cap Value Fund - Class I (NVAMV1)
2013	1.40%	3,400	20.318544	69,083	2.11%	30.05%
2012	1.40%	2,542	15.623287	39,714	0.88%	13.05%
2011	1.40%	3,182	13.819345	43,973	1.60%	-0.76%
2010	1.40%	5,654	13.925107	78,733	0.15%	11.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2013	1.40%	1,181	$ 14.139567	$16,699	6.65%	5.57%
2012	1.40%	1,181	13.393134	15,817	6.44%	12.95%
2011	1.40%	1,705	11.857667	20,217	8.27%	2.37%
2010	1.40%	1,705	11.583414	19,750	8.68%	11.57%
2009	1.40%	1,705	10.382122	17,702	9.76%	43.96%
NVIT Emerging Markets Fund - Class I (GEM)
2013	1.40%	4,361	9.608060	41,901	0.99%	-0.66%
2012	1.40%	6,027	9.672369	58,295	0.56%	15.57%
2011	1.40%	6,927	8.369056	57,972	0.58%	-23.46%
2010	1.40%	11,670	10.934270	127,603	0.06%	14.55%
2009	1.40%	11,670	9.545367	111,394	1.17%	61.03%
NVIT International Equity Fund - Class I (GIG)
2013	1.40%	2,828	11.208454	31,698	0.58%	16.18%
2012	1.40%	2,497	9.647189	24,089	0.80%	13.99%
2011	1.40%	3,247	8.463495	27,481	1.10%	-11.03%
2010	1.40%	3,953	9.512319	37,602	1.05%	11.71%
2009	1.40%	3,953	8.515499	33,662	1.11%	27.91%
NVIT Nationwide Fund - Class I (TRF)
2013	1.40%	8,003	12.300032	98,437	1.35%	29.27%
2012	1.40%	8,235	9.515210	78,358	1.45%	12.61%
2011	1.40%	8,475	8.449558	71,610	1.16%	-0.88%
2010	1.40%	8,475	8.524200	72,243	1.02%	11.86%
2009	1.40%	9,250	7.620255	70,487	1.32%	24.33%
NVIT Government Bond Fund - Class I (GBF)
2013	1.40%	5,698	11.914370	67,888	1.97%	-5.40%
2012	1.40%	7,308	12.594306	92,039	2.14%	1.61%
2011	1.40%	6,514	12.394679	80,739	2.94%	5.76%
2010	1.40%	6,843	11.719889	80,199	2.91%	3.31%
2009	1.40%	7,090	11.343840	80,428	3.41%	1.25%
American Century NVIT Growth Fund - Class I (CAF)
2013	1.40%	5,564	15.473661	86,095	0.69%	27.92%
2012	1.40%	5,564	12.095946	67,302	0.57%	12.42%
2011	1.40%	5,564	10.759428	59,865	0.76%	-2.08%
2010	1.40%	1,870	10.987759	20,547	0.53%	17.58%
2009	1.40%	3,729	9.344987	34,847	0.56%	31.60%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	1.40%	3,267	16.144224	52,743	1.72%	14.99%
2012	1.40%	3,266	14.039080	45,852	1.77%	9.26%
2011	1.40%	3,082	12.849590	39,602	2.06%	-1.44%
2010	1.40%	4,375	13.036938	57,037	1.89%	9.36%
2009	1.40%	4,017	11.920944	47,886	0.97%	19.21%	4/24/2009
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	1.40%	6,989	16.226419	113,406	1.15%	31.19%
2012	1.40%	6,989	12.369005	86,447	1.05%	15.82%
2011	1.40%	7,749	10.679078	82,752	0.79%	-3.91%
2010	1.40%	6,328	11.113156	70,324	1.25%	24.44%
2009	1.40%	6,606	8.930791	58,997	0.99%	34.84%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2013	1.40%	4,834	$ 9.692780	$46,855	0.00%	-1.40%
2012	1.40%	5,968	9.830407	58,668	0.00%	-1.40%
2011	1.40%	8,185	9.970366	81,607	0.00%	-1.40%
2010	1.40%	11,251	10.111527	113,765	0.00%	-1.40%
2009	1.40%	11,379	10.255090	116,693	0.04%	-1.36%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	1.40%	276	15.003932	4,141	1.43%	33.54%
2012	1.40%	276	11.235257	3,101	1.23%	16.16%
2011	1.40%	779	9.672458	7,535	1.25%	-7.15%
2010	1.40%	779	10.416860	8,115	1.11%	4.17%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	1.40%	425	22.536214	9,578	0.00%	37.00%
2012	1.40%	425	16.449710	6,991	0.00%	13.29%
2011	1.40%	847	14.519794	12,298	0.00%	-5.57%
2010	1.40%	855	15.375881	13,146	0.00%	25.04%
2009	1.40%	871	12.296304	10,710	0.00%	22.96%	4/24/2009
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	1.40%	1,671	13.948458	23,308	0.00%	42.27%
2012	1.40%	1,671	9.804136	16,383	0.00%	11.85%
2011	1.40%	1,671	8.765748	14,648	0.00%	-2.04%
2010	1.40%	1,734	8.947970	15,516	0.00%	23.69%
2009	1.40%	1,734	7.234010	12,544	0.00%	25.68%
NVIT Multi-Manager Small Cap Value Fund -Class I (SCVF)
2013	1.40%	11,849	14.683071	173,980	0.85%	38.44%
2012	1.40%	11,567	10.606407	122,684	0.87%	18.76%
2011	1.40%	11,700	8.931301	104,496	0.41%	-6.40%
2010	1.40%	14,050	9.541674	134,061	0.59%	24.83%
2009	1.40%	15,893	7.643505	121,478	0.55%	24.45%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	1.40%	6,148	14.847790	91,284	0.14%	38.94%
2012	1.40%	6,587	10.686851	70,394	0.16%	13.88%
2011	1.40%	7,253	9.384155	68,063	0.53%	-6.88%
2010	1.40%	7,627	10.077345	76,860	0.28%	23.57%
2009	1.40%	8,519	8.155402	69,476	0.27%	32.82%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	1.40%	10,369	12.621646	130,874	3.44%	-2.51%
2012	1.40%	11,032	12.946439	142,825	2.62%	10.67%
2011	1.40%	8,963	11.697744	104,847	4.38%	4.07%
2010	1.40%	7,686	11.239853	86,390	6.09%	9.04%
2009	1.40%	8,359	10.308040	86,165	9.62%	22.64%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	1.40%	13,371	21.103926	282,181	0.78%	34.79%
2012	1.40%	14,226	15.656863	222,735	0.72%	17.02%
2011	1.40%	15,217	13.379633	203,598	0.69%	-3.60%
2010	1.40%	16,572	13.879239	230,007	0.00%	7.28%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2013	1.40%	1,912	12.988278	24,834	0.00%	33.74%
2012	1.40%	1,912	9.711442	18,568	1.08%	16.80%
2011	1.40%	4,059	8.314426	33,748	1.33%	-3.69%
2010	1.40%	4,059	8.632975	35,041	1.53%	14.15%
2009	1.40%	4,059	7.562664	30,697	1.11%	26.75%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2013	1.40%	4,047	$12.891007	$52,170	2.28%	33.92%
2012	1.40%	3,651	9.625847	35,144	2.11%	13.13%
2011	1.40%	4,159	8.508323	35,386	1.55%	1.67%
2010	1.40%	4,346	8.368449	36,369	1.52%	12.55%
2009	1.40%	5,402	7.435330	40,166	5.12%	16.44%
VP International Fund - Class I (ACVI)
2013	1.40%	6,199	11.566074	71,698	1.68%	20.70%
2012	1.40%	6,199	9.582681	59,403	0.85%	19.46%
2011	1.40%	6,603	8.021542	52,966	1.36%	-13.27%
2010	1.40%	6,738	9.249067	62,320	2.30%	11.71%
2009	1.40%	6,738	8.279669	55,788	1.99%	31.89%
VP Value Fund - Class I (ACVV)
2009	1.40%	9,973	7.963552	79,421	5.78%	18.19%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	1.40%	3,589	16.058318	57,633	1.05%	38.75%
2012	1.40%	3,495	11.573930	40,451	0.44%	14.12%
2011	1.40%	3,542	10.142098	35,923	0.48%	-0.84%
2010	1.40%	611	10.228250	6,249	0.57%	24.07%
2009	1.40%	611	8.244145	5,037	2.53%	23.28%
Appreciation Portfolio - Initial Shares (DCAP)
2013	1.40%	606	14.134218	8,565	1.96%	19.41%
2012	1.40%	606	11.836857	7,173	3.65%	8.88%
2011	1.40%	606	10.871390	6,588	2.08%	7.49%
2010	1.40%	1,161	10.113931	11,742	2.15%	13.70%
2009	1.40%	1,161	8.894956	10,327	2.59%	20.84%
Quality Bond Fund II - Primary Shares (FQB)
2013	1.40%	3,748	13.082031	49,031	3.71%	-0.38%
2012	1.40%	2,841	13.131874	37,308	3.44%	8.18%
2011	1.40%	7,945	12.138662	96,442	3.85%	0.84%
2010	1.40%	3,327	12.037012	40,047	4.89%	6.99%
2009	1.40%	3,533	11.251060	39,750	6.48%	18.75%
VIP Contrafund(R) Portfolio -Service Class (FCS)
2009	1.40%	18,623	8.759103	163,121	1.37%	33.77%
VIP Equity-Income Portfolio - Service Class (FEIS)
2013	1.40%	9,090	11.935429	108,493	2.48%	26.22%
2012	1.40%	9,090	9.456015	85,955	2.86%	15.54%
2011	1.40%	10,444	8.183951	85,473	2.36%	-0.55%
2010	1.40%	11,236	8.229238	92,464	1.80%	13.48%
2009	1.40%	11,236	7.251836	81,482	2.28%	28.21%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2009	1.40%	870	7.754421	6,746	0.40%	43.68%
VIP Growth Portfolio - Service Class (FGS)
2013	1.40%	12,208	15.036897	183,570	0.20%	34.30%
2012	1.40%	11,776	11.196695	131,852	0.51%	12.94%
2011	1.40%	11,823	9.914005	117,213	0.26%	-1.26%
2010	1.40%	11,231	10.040301	112,763	0.17%	22.32%
2009	1.40%	12,279	8.208142	100,788	0.36%	26.35%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class (FHIS)
2013	1.40%	1,551	$14.306260	$22,189	5.90%	4.39%
2012	1.40%	1,818	13.704405	24,915	5.85%	12.59%
2011	1.40%	1,818	12.171583	22,128	6.85%	2.47%
2010	1.40%	1,818	11.877703	21,594	7.08%	12.20%
2009	1.40%	2,058	10.586620	21,787	8.12%	41.76%
VIP Overseas Portfolio - Service Class FOS)
2013	1.40%	2,613	11.014674	28,781	1.33%	28.55%
2012	1.40%	2,864	8.568248	24,539	1.46%	18.85%
2011	1.40%	5,100	7.209291	36,767	1.29%	-18.39%
2010	1.40%	5,139	8.833318	45,394	1.36%	11.41%
2009	1.40%	5,211	7.928532	41,316	2.39%	24.67%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	1.40%	929	14.031508	13,035	0.85%	28.62%
2012	1.40%	929	10.909295	10,135	0.52%	25.32%
2011	1.40%	929	8.705292	8,087	0.91%	-10.12%
2010	1.40%	929	9.685692	8,998	0.46%	24.69%
2009	1.40%	929	7.768087	7,217	0.53%	55.19%
Guardian Portfolio - I Class Shares (AMGP)
2013	1.40%	2,093	14.343716	30,021	0.83%	36.87%
2012	1.40%	2,137	10.479589	22,395	0.28%	11.14%
2011	1.40%	2,186	9.428810	20,611	0.49%	-4.30%
2010	1.40%	758	9.852081	7,468	0.44%	17.35%
2009	1.40%	935	8.395594	7,850	1.18%	27.87%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2013	1.40%	3,276	15.951131	52,256	0.00%	30.76%
2012	1.40%	3,472	12.199074	42,355	0.00%	10.84%
2011	1.40%	5,043	11.006395	55,505	0.00%	-0.93%
2010	1.40%	4,059	11.109691	45,094	0.00%	27.29%
2009	1.40%	4,503	8.727771	39,301	0.00%	29.76%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2013	1.40%	1,484	11.779250	17,480	1.19%	29.30%
2012	1.40%	1,484	9.109935	13,519	0.42%	14.96%
2011	1.40%	2,042	7.924237	16,181	0.00%	-12.60%
2010	1.40%	2,042	9.066316	18,513	0.70%	14.05%
2009	1.40%	2,042	7.949566	16,233	2.70%	53.89%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.40%	8,843	8.612020	76,156	0.31%	42.50%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	1.40%	6,844	13.197851	90,326	1.38%	25.53%
2012	1.40%	6,845	10.514097	71,969	2.31%	19.56%
2011	1.40%	7,156	8.793728	62,928	1.29%	-9.57%
2010	1.40%	7,738	9.724555	75,249	1.41%	14.34%
2009	1.40%	7,737	8.504743	65,801	2.50%	37.82%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	1.40%	12,658	13.374726	169,297	1.10%	29.93%
2012	1.40%	12,658	10.293843	130,299	0.97%	15.23%
2011	1.40%	13,136	8.933171	117,346	0.82%	-1.41%
2010	1.40%	14,693	9.061055	133,134	1.08%	14.48%
2009	1.40%	14,987	7.914736	118,618	1.90%	26.49%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2013	1.40%	4,483	$13.242255	$59,365	0.01%	34.08%
2012	1.40%	4,426	9.876279	43,712	0.00%	14.81%
2011	1.40%	4,426	8.602052	38,073	0.00%	-0.32%
2010	1.40%	4,426	8.629392	38,194	0.00%	25.68%
2009	1.40%	5,464	6.866034	37,516	0.00%	30.75%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	1.40%	554	12.823294	7,104	1.50%	10.45%
2012	1.40%	571	11.609825	6,629	0.00%	27.99%
2011	1.40%	592	9.071087	5,370	1.04%	-26.78%
2009	1.40%	163	9.905348	1,615	0.16%	110.20%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	1.40%	3,027	14.282033	43,232	0.66%	8.99%
2012	1.40%	3,042	13.104411	39,864	0.62%	1.94%
2011	1.40%	3,058	12.855627	39,313	1.17%	-17.62%
2010	1.40%	2,591	15.605047	40,433	0.35%	27.43%
2009	1.40%	2,591	12.246190	31,730	0.23%	55.33%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2013	1.40%	6,435	15.137354	97,409	0.20%	28.85%
2012	1.40%	6,454	11.748084	75,822	0.09%	13.90%
2011	1.40%	6,032	10.314322	62,216	0.13%	-6.84%
2010	1.40%	7,405	11.071586	81,985	0.74%	22.02%
2009	1.40%	8,911	9.073234	80,852	0.00%	45.67%
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	1.40%	719	8.317414	5,980	4.06%	6.50%
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	1.40%	4,468	8.750506	39,097	1.05%	9.90%
2009	1.40%	4,468	7.962231	35,575	1.07%	23.25%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	1.40%	468	12.232045	5,725	0.16%	12.86%
2009	1.40%	468	10.838463	5,072	0.00%	8.38%	10/2/2009

2013	Contract owners equity:				$3,249,971
2012	Contract owners equity:				$2,661,587
2011	Contract owners equity:				$2,540,210
2010	Contract owners equity:				$2,766,988
2009	Contract owners equity:				$2,663,092

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.

****	This represents the date the underlying mutual fund option was initially added and funded.